SHAREHOLDERS’ EQUITY (DEFICIT)	12 Months Ended
Dec. 31, 2024
SHAREHOLDERS’ EQUITY (DEFICIT)

NOTE 19 – SHAREHOLDERS’ EQUITY (DEFICIT):

A.	During the year ended December 31, 2022, the Company issued 252,064 shares in respect of 252,064 warrants that were exercised. (See Note 20 (a))

B.	On February 3, 2022, the Company issued the shareholders of Isramat 109,510 shares in respect of the acquisition of Isramat (see Note 7).

C.	During the year ended December 31, 2022, the Company issued 46,667 shares in respect of 46,667 stock options that were exercised. (See Note 21 (b))

D.	On February 11, 2022, the Company issued 29,958 shares to a trustee in respect of a crowd funding transaction that was completed in 2019, for which shares were not immediately issued until the completion of an Israeli tax ruling which was only finalized in late 2021.

E.	During the year ended December 31, 2022, the Company issued 218,000 shares in respect of 218,000 RSU’s that were exercised. (See Note 21 (c))

F.	On November 2, 2022, the Company completed a private placement (“November 2022 Private Placement”) that resulted in the issuance of 1,191,335 units (“Unit”), at a price per unit of $3.375 (CAD$4.65), for gross proceeds of $4,021. Each Unit consists of one common share and one half of one common share purchase warrant. An aggregate of 595,668 warrants were issued upon final closing which when exercised in accordance with the terms of the warrant certificates, and upon payment of an exercise price of $3.75 (CAD$5.10), which will result in the issuance of an additional 238,267 common shares (“November 2022 Private Placement Warrants”). The warrants are exercisable for a period of 24 months. A finder’s fee of $260 (CAD$349,000) was paid and 94,880 November 2022 Private Placement Warrants were issued in connection with the November 2022 Private Placement.

The fair value of the November 2022 Private Placement Warrants granted was $894 and was initially classified as a liability (see note 17(e)). The Company accounted for the remaining $3,127 as additional paid in capital and share issue expenses.

G.	On March 20, 2023, the Company closed a private placement for gross proceeds of $2,604 through the issuance of 713,424 units (“March 2023 Units”) at a price per March 2023 Unit of US$3.65 (CAD$4.875). Each March 2023 Unit consists of one Common Share and one half of one Common Share purchase warrant (each whole such warrant a “Warrant”). An aggregate of 356,711 Warrants were issued with an exercise price of CAD$5.875 (US$4.375) The Warrants have a term of two years and if fully exercised, will result in the issuance of an additional 356,711 Common Shares (“March 2023 Private Placement Warrants”). A finder’s fee of $208 (CAD$290) was paid and 57,074 March 2023 Private Placement Warrants were issued in connection with the private placement.

H.	On June 15 and on June 20, 2023, the Company closed registered direct offerings for gross proceeds of $6,873 through the issuance of 1,527,310 units (“June 2023 Units”) at a price per Unit of US$2.875 (CAD$3.90). Each December 2023 Unit consists of one Common Share and one half of one Common Share purchase warrant (each whole such warrant a “Warrant”). An aggregate of 763,654 Warrants were issued with an exercise price of CAD$7.325 (US$5.50) The Warrants have a term of two years and if fully exercised, will result in the issuance of an additional 763,654 Common Shares (“June 2023 Registered Direct Offerings Warrants”). A finder’s fee of $550 (CAD$733) was paid and 122,185 non-registered warrants were issued in connection with the Registered Direct Offerings.

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)

NOTE 19 – SHAREHOLDERS’ EQUITY (DEFICIT) (CONTINUED):

I.	On December 13, 2023, the Company closed registered direct offerings for gross proceeds of $1,490 through the issuance of 518,313 units (“December 2023 Units”) at a price per Unit of US$2.875 (CAD$3.40). Each December 2023 Unit consists of one Common Share and one half of one Common Share purchase warrant (each whole such warrant a “Warrant”). An aggregate of 259,156 Warrants were issued with an exercise price of CAD$5.125 (US$3.75) The Warrants have a term of two years and if fully exercised, will result in the issuance of an additional 259,156 Common Shares (“December 2023 Registered Direct Offerings Warrants”). A finder’s fee of $119 (CAD$162) was paid and 41,465 non-registered warrants were issued in connection with the Registered Direct Offerings.

J.	During the year ended December 31, 2023, the Company issued 36,800 Common Shares in respect of 36,800 warrants that were exercised for gross proceeds of $140 (note 20 (a)).

K.	During the year ended December 31, 2023, the Company issued 185,800 Common Shares in respect of 185,800 RSUs that were exercised (note 20 (c)).

L.	On January 4, 2024, the Company closed a registered direct offering for gross proceeds of $3,227 through the issuance of 1,122,521 units (“January 2024 Units”) at a price per Unit of $2.88 (CAD$3.40). Each January 2024 Unit consists of one Common Share and one half of one Common Share purchase warrant (each whole such warrant a “January 2024 Warrant”). An aggregate of 561,260 January 2024 Warrants were issued with an exercise price of CAD$5.13 ($3.75) per share. The Warrants have a term of two years and if fully exercised, will result in the issuance of an additional 561,260 Common Shares (“January 2024 Registered Direct Offerings Warrants”). A finder’s fee of $258 (CAD$348 thousand) was paid and 89,802 January 2024 Registered Direct Offerings Warrants were issued in connection with the registered direct Offering.

M.	On April 2, 2024, the Company closed a registered direct offering for gross proceeds of approximately $3,300 at a purchase price of $0.875 per share and issued an aggregate of 3,792,200 common shares in the registered direct offering. The Company issued 293,776 common shares as finders’ fee.

N.	On August 12, 2024, the Company closed its previously announced private placement for gross proceeds of approximately $2,502, at a purchase price of $0.875 per common share and $0.875 per pre-funded warrant. The Company issued a total of 1,839,554 common shares and pre-funded warrants to purchase up to 1,200,000 common shares, with each pre-funded warrant having an exercise price of $0.0001 per share. Each pre-funded warrant has an exercise price of $0.00025 per share and will expire when exercised in full.

Certain directors and officers of the Company purchased $420 value of common shares in the private placement. In connection with the closing, the Company has issue certain non-U.S. residents 180,624 common shares as finders fees.

O.	On October 2, 2024, the Company closed its previously announced securities purchase agreement with certain accredited investors to issue, in a registered direct offering, 2,165,200 common shares at a purchase price of US$1.875 per share, for gross proceeds of $4,060. The Company paid $325 and issued 134,720 common shares and 21,333 warrants as finders’ fees.

P.	On October 15, 2024, the Company closed its previously announced securities purchase agreement with certain accredited investors to issue, in a registered direct offering, 642,858 common shares at a purchase price of US$2.80 per share, for gross proceeds of $1,800, The Company paid $144 and issue 51,428 common shares as finders’ fees.

Q.	On December 16, 2024, the Company issued in a registered direct offering 1,947,000 common shares at a purchase price of $6.40 per share, for gross proceeds of $12,460. We paid $997 in cash and issued 146,940 common shares as finders’ fees.

R.	During the year ended December 31, 2024, the Company issued 1,330,300 Common Shares in respect of 1,330,300 warrants that were exercised for gross proceeds of $576 (note 20 (a)).

S.	During the year ended December 31, 2024, the Company issued 764,001 Common Shares in respect of 764,001 RSUs that were exercised (note 20 (c)).

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)